UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2861

Fidelity Money Market Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Trust

Retirement Government Money Market Portfolio

November 30, 2015

RGM-QTLY-0116
1.810688.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 5.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 5.8%
U.S. Treasury Bills
12/17/15	0.05%	$75,000	$74,999
U.S. Treasury Bonds
5/15/16	0.38 to 0.39	70,000	72,186
U.S. Treasury Notes
12/15/15 to 4/30/16	0.10 to 0.30	42,000	42,336
TOTAL TREASURY DEBT
(Cost $189,521)			189,521

Government Agency Debt - 70.4%
Federal Agencies - 70.4%
Fannie Mae
2/1/16 to 2/24/16	0.23 to 0.28	97,000	96,952
Federal Farm Credit Bank
1/25/16 to 2/10/17	0.19 to 0.23 (b)	59,000	59,020
Federal Home Loan Bank
12/4/15 to 2/9/17	0.08 to 0.34 (b)	2,044,000	2,043,797
Freddie Mac
2/25/16 to 11/14/16	0.19 to 0.25 (b)	91,000	90,980
TOTAL GOVERNMENT AGENCY DEBT
(Cost $2,290,749)			2,290,749

Government Agency Repurchase Agreement - 21.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.12% dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #	$364,134	$364,133
With:
BNP Paribas Securities Corp. at 0.11%, dated 10/6/15 due 12/7/15 (Collateralized by U.S. Treasury Obligations valued at $67,806,584, 0.00% - 6.63%, 8/25/16 - 5/15/45)	66,013	66,000
Citibank NA at:
0.08%, dated 11/24/15 due 12/1/15 (Collateralized by U.S. Treasury Obligations valued at $4,103,133, 0.00% - 4.88%, 2/04/16 - 11/15/45)	4,000	4,000
0.09%, dated 11/24/15 due 12/1/15 (Collateralized by U.S. Treasury Obligations valued at $24,480,681, 0.50% - 3.38%, 3/31/17 - 5/15/44)	24,000	24,000
ING Financial Markets LLC at:
0.23%, dated:
10/16/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $19,387,736, 2.50%, 9/01/29)	19,011	19,000
10/19/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $5,101,797, 4.00%, 8/01/26)	5,003	5,000
10/20/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $9,183,664, 2.50%, 9/01/29)	9,005	9,000
0.3%, dated:
11/18/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $8,161,133, 2.50% - 4.00%, 8/01/26 - 9/01/29)	8,006	8,000
11/19/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $5,101,797, 4.00%, 8/01/26)	5,004	5,000
0.32%, dated 11/25/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $4,081,111, 3.50% - 4.00%, 8/01/26 - 10/01/42)	4,003	4,000
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated:
10/16/15 due 12/7/15 (Collateralized by U.S. Treasury Obligations valued at $9,181,698, 1.38%, 4/30/20)	9,002	9,000
10/19/15 due 12/7/15 (Collateralized by U.S. Treasury Obligations valued at $27,544,646, 1.00%, 11/30/19)	27,006	27,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.2%, dated:
10/6/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $9,182,856, 2.03% - 4.00%, 9/01/37 - 10/01/45)	9,005	9,000
10/9/15 due 1/8/16 (Collateralized by U.S. Government Obligations valued at $9,182,704, 2.26% - 3.50%, 3/01/36 - 10/01/45)	9,005	9,000
0.22%, dated 10/23/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $7,141,702, 2.49% - 4.50%, 9/01/37 - 10/01/45)	7,004	7,000
0.3%, dated:
11/3/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $5,101,191, 2.49% - 4.50%, 9/01/37 - 10/01/45)	5,003	5,000
11/10/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $11,221,964, 2.26% - 4.50%, 10/01/25 - 10/01/45)	11,006	11,000
11/13/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $2,040,307, 2.56%, 8/01/43)	2,001	2,000
Mizuho Securities U.S.A., Inc. at 0.32%, dated 11/12/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $11,222,060, 0.00%, 2/19/16)	11,009	11,000
RBC Capital Markets Corp. at 0.35%, dated:
8/13/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $9,189,818, 2.23% - 4.50%, 9/01/26 - 11/01/45)	9,016	9,000
9/8/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $7,147,545, 1.50% - 5.00%, 11/01/30 - 9/20/63)	7,012	7,000
9/9/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $14,297,222, 0.72% - 4.50%, 10/01/28 - 9/20/63)	14,024	14,000
9/15/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $7,161,050, 0.60% - 8.00%, 9/15/21 - 9/20/63)	7,012	7,000
Wells Fargo Securities, LLC at:
0.09%, dated 11/24/15 due 12/1/15 (Collateralized by U.S. Government Obligations valued at $24,720,433, 3.50% - 5.50%, 4/25/35 - 11/25/45)	24,000	24,000
0.13%, dated 11/27/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $4,120,060, 3.50% - 4.50%, 4/15/42 - 9/25/42)	4,000	4,000
0.17%, dated:
10/5/15 due 1/6/16 (Collateralized by U.S. Government Obligations valued at $20,405,491, 4.00%, 8/15/45)	20,009	20,000
10/6/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $12,243,237, 4.00% , 10/15/45)	12,005	12,000
10/13/15 due 1/11/16 (Collateralized by U.S. Government Obligations valued at $4,080,944, 4.00%, 8/15/45)	4,002	4,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $699,133)		699,133

Treasury Repurchase Agreement - 2.6%
With:
BNP Paribas Securities Corp. at:
0.11%, dated 10/20/15 due 12/7/15 (Collateralized by U.S. Treasury Obligations valued at $18,362,376, 0.00% - 6.75%, 2/29/16 - 8/15/26)	18,003	18,000
0.14%, dated 10/20/15 due 12/21/15 (Collateralized by U.S. Treasury Obligations valued at $32,647,286, 0.28% - 6.25%, 10/31/17 - 5/15/45)	32,008	32,000
Mizuho Securities U.S.A., Inc. at 0.12%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Treasury Obligations valued at $36,964,350, 2.00%, 8/15/25)	36,000	36,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $86,000)		86,000
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $3,265,403)		3,265,403
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(11,075)
NET ASSETS - 100%		$3,254,328

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$364,133,00 due 12/01/15 at 0.12%
BNP Paribas Securities Corp.	$5,396
BNY Mellon Capital Markets LLC	6,175
Bank of America NA	77,902
Citibank NA	11,058
Credit Agricole CIB New York Branch	31,522
Credit Suisse Securities (USA) LLC	113,945
HSBC Securities (USA)	5,415
J.P. Morgan Securities	17,301
Merrill Lynch, Pierce, Fenner & Smith Inc.	12,996
Mizuho Securities USA	46,855
Societe Generale	7,258
Wells Fargo Bank NA	28,310
$364,133

Income Tax Information

At November 30, 2015 the cost for Federal Income Tax Purposes was $3,265,403.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Trust

Retirement Government Money Market II Portfolio (formerly Retirement Money Market Portfolio)

November 30, 2015

RMM-QTLY-0116
1.810718.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 13.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 13.8%
U.S. Treasury Bills
12/17/15 to 3/3/16	0.08 to 0.27%	$604,000	$603,860
U.S. Treasury Bonds
5/15/16	0.38	175,000	180,467
U.S. Treasury Notes
12/15/15 to 7/15/16	0.10 to 0.41 (b)	804,000	806,982
TOTAL TREASURY DEBT
(Cost $1,591,309)			1,591,309

Government Agency Debt - 68.6%
Federal Agencies - 68.6%
Fannie Mae
1/25/16 to 2/24/16	0.24 to 0.28	277,000	276,878
Federal Farm Credit Bank
7/6/16	0.14 (b)	11,000	11,000
Federal Home Loan Bank
12/4/15 to 2/9/17	0.08 to 0.41 (b)	7,197,000	7,195,809
Freddie Mac
2/19/16 to 9/16/16	0.14 to 0.21 (b)	416,000	415,949
TOTAL GOVERNMENT AGENCY DEBT
(Cost $7,899,636)			7,899,636

Government Agency Repurchase Agreement - 17.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.12% dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #	$1,108,774	$1,108,770
With:
Citibank NA at:
0.08%, dated 11/24/15 due 12/1/15 (Collateralized by U.S. Treasury Obligations valued at $14,280,306, 1.13% - 3.38%, 6/15/18 - 5/15/44)	14,000	14,000
0.09%, dated 11/24/15 due 12/1/15 (Collateralized by U.S. Treasury Obligations valued at $88,741,735, 0.18% - 7.50%, 7/31/16 - 5/15/44)	87,002	87,000
ING Financial Markets LLC at:
0.23%, dated:
10/16/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $39,794,268, 3.50%, 8/01/42)	39,022	39,000
10/19/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $20,408,143, 2.50%, 9/01/29)	20,012	20,000
10/20/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $23,469,364, 2.50%, 9/01/29)	23,014	23,000
0.3%, dated:
11/18/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $30,607,071, 2.50% - 3.50%, 9/01/29 - 8/01/42)	30,023	30,000
11/19/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $18,363,041, 2.50%, 9/01/29)	18,014	18,000
0.32%, dated 11/25/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $17,342,634, 2.50%, 9/01/29)	17,014	17,000
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated:
10/16/15 due 12/7/15 (Collateralized by U.S. Treasury Obligations valued at $33,666,092, 1.00%, 11/30/19)	33,008	33,000
10/19/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $102,017,120, 0.00% - 10.70%, 12/01/15 - 9/15/65)	100,023	100,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.2%, dated:
10/6/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $31,629,838, 2.49% - 6.04%, 11/01/23 - 10/01/45)	31,016	31,000
10/9/15 due 1/8/16 (Collateralized by U.S. Government Obligations valued at $32,649,611, 2.29% - 5.63%, 8/01/19 - 10/01/45)	32,016	32,000
0.22%, dated 10/23/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $24,485,835, 2.26% - 3.50%, 9/01/37 - 10/01/45)	24,013	24,000
0.3%, dated:
11/3/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $23,465,474, 1.97% - 4.74%, 5/01/20 - 10/01/45)	23,012	23,000
11/10/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $38,766,783, 2.29% - 4.50%, 8/01/31 - 10/01/45)	38,020	38,000
11/13/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $8,161,225, 2.56%, 8/01/43)	8,004	8,000
11/16/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $17,342,168, 2.29% - 3.50%, 4/01/27 - 10/01/45)	17,008	17,000
0.32%, dated 11/16/15 due 1/15/16 (Collateralized by U.S. Government Obligations valued at $4,080,545, 3.50% - 4.00%, 10/01/44 - 10/01/45)	4,002	4,000
Mizuho Securities U.S.A., Inc. at 0.32%, dated 11/12/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $38,767,171, 0.00% - 4.63%, 2/19/16 - 3/08/24)	38,030	38,000
RBC Capital Markets Corp. at 0.35%, dated:
8/13/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $34,717,088, 2.36% - 4.50%, 2/01/28 - 11/01/45)	34,060	34,000
9/8/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $24,500,788, 2.37% - 5.50%, 10/01/28 - 9/20/63)	24,041	24,000
9/9/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $52,277,300, 2.36% - 5.50%, 2/01/33 - 9/20/63)	51,087	51,000
9/15/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $27,561,074, 2.39% - 5.50%, 1/15/26 - 11/01/45)	27,047	27,000
Wells Fargo Securities, LLC at:
0.09%, dated 11/24/15 due 12/1/15 (Collateralized by U.S. Government Obligations valued at $89,611,568, 0.35% - 5.53%, 9/25/18 - 12/25/46)	87,002	87,000
0.13%, dated 11/27/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $14,420,208, 0.50% - 5.00%, 6/25/34 - 11/15/36)	14,000	14,000
0.17%, dated:
10/6/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $46,362,257, 0.54% - 4.62%, 10/25/18 - 7/25/48)	45,020	45,000
10/13/15 due 1/11/16 (Collateralized by U.S. Government Obligations valued at $13,393,099, 3.03% - 4.44%, 10/25/20 - 7/25/48)	13,006	13,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,999,770)		1,999,770

Treasury Repurchase Agreement - 1.7%
With:
BNP Paribas Securities Corp. at 0.11%, dated 10/20/15 due 12/7/15 (Collateralized by U.S. Treasury Obligations valued at $67,328,705, 2.00% - 8.13%, 9/30/20 - 11/15/24)	66,013	66,000
Mizuho Securities U.S.A., Inc. at 0.12%, dated 11/30/15 due 12/1/15 (Collateralized by US Treasury Obligations valued at $130,401,463, 2.00%, 8/15/25)	127,000	127,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $193,000)		193,000
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $11,683,715)		11,683,715
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(162,215)
NET ASSETS - 100%		$11,521,500

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,108,770,000 due 12/01/15 at 0.12%
BNP Paribas Securities Corp.	$16,431
BNY Mellon Capital Markets LLC	18,803
Bank of America NA	237,206
Citibank NA	33,672
Credit Agricole CIB New York Branch	95,982
Credit Suisse Securities (USA) LLC	346,956
HSBC Securities (USA), Inc.	16,489
J.P. Morgan Securities, Inc.	52,682
Merrill Lynch, Pierce, Fenner & Smith, Inc.	39,573
Mizuho Securities USA, Inc.	142,671
Societe Generale	22,101
Wells Fargo Bank NA	86,204
$1,108,770

Income Tax Information

At November 30, 2015 the cost for Federal Income Tax Purposes was $11,683,715,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016